Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
VAT payable	$ 12,444	$ 8,852
Other taxes payable	763	4,906
Income taxes payable	291	3,067
Total	$ 13,498	$ 16,825